Bank Borrowings (Details) - Schedule of Bank Borrowings are Working Capital Loans from Banks	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($)		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)	Jun. 30, 2023 CNY (¥)		Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Short-Term Debt [Line Items]
Amount	$ 7,171,128		$ 6,089,428		$ 5,178,420	¥ 52,000,000		¥ 42,000,000	¥ 33,000,000
Bank of Communications [Member]
Short-Term Debt [Line Items]
Company	Huadong		Huadong		Huadong
Rate	3.55%		3.55%		3.70%	3.55%		3.55%	3.70%
Issuance Date	Jan. 18, 2023		Mar. 09, 2022		Nov. 01, 2021
Expiration Date	May 25, 2024		Jan. 19, 2023	[1]	Oct. 19, 2022
Amount	$ 551,625		$ 579,946		$ 784,610	¥ 4,000,000		¥ 4,000,000	¥ 5,000,000
Bank of Communications [Member]
Short-Term Debt [Line Items]
Company	Huadong
Rate	3.50%					3.50%
Issuance Date	Nov. 03, 2022
Expiration Date	Apr. 25, 2024
Amount	$ 689,532					¥ 5,000,000
Agricultural Bank of China [Member]
Short-Term Debt [Line Items]
Company	Huadong		Huadong		Huadong
Rate	3.60%		3.40%		3.70%	3.60%		3.40%	3.70%
Issuance Date	Aug. 12, 2022		Dec. 08, 2022		Nov. 03, 2021
Expiration Date	Jul. 12, 2023		Dec. 07, 2023	[1]	Nov. 03, 2022
Amount	$ 1,241,157		$ 1,304,877		$ 1,412,296	¥ 9,000,000		¥ 9,000,000	¥ 9,000,000
Jiangsu Yangzhou Rural Commercial Bank [Member]
Short-Term Debt [Line Items]
Company	Huadong		Huadong		Huadong
Rate	3.95%		3.95%		3.95%	3.95%		3.95%	3.95%
Issuance Date	Jan. 30, 2023		Feb. 17, 2022		Feb. 25, 2021
Expiration Date	Feb. 15, 2024	[1]	Mar. 02, 2023	[1]	Feb. 17, 2022
Amount	$ 689,532		$ 724,932		$ 784,609	¥ 5,000,000		¥ 5,000,000	¥ 5,000,000
Bank of China [Member]
Short-Term Debt [Line Items]
Company	Huadong		Huadong		Huadong
Rate	3.80%		3.55%		3.80%	3.80%		3.55%	3.80%
Issuance Date	Mar. 10, 2023		Mar. 09, 2022		Mar. 03, 2021
Expiration Date	Mar. 09, 2024	[1]	Jan. 19, 2023	[1]	Mar. 02, 2022
Amount	$ 1,379,063		$ 724,932		$ 784,609	¥ 10,000,000		¥ 5,000,000	¥ 5,000,000
Agricultural Bank of China [Member]
Short-Term Debt [Line Items]
Company	Yada		Yada
Rate	3.60%		3.60%			3.60%		3.60%
Issuance Date	Dec. 08, 2022		Dec. 08, 2022
Expiration Date	Dec. 06, 2023		Dec. 06, 2023	[1]
Amount	$ 1,379,063		$ 1,449,864			¥ 10,000,000		¥ 10,000,000
Industrial and Commercial Bank of China [Member]
Short-Term Debt [Line Items]
Company	Yada	[1]	Yada		Yada
Rate	3.45%	[1]	3.70%		3.85%	3.45%	[1]	3.70%	3.85%
Issuance Date	Feb. 17, 2022	[1]	Feb. 18, 2022		Feb. 19, 2021
Expiration Date	Feb. 16, 2024	[1]	Feb. 21, 2023	[1]	Feb. 18, 2022
Amount	$ 1,241,156	[1]	$ 1,304,877		$ 1,412,296	¥ 9,000,000	[1]	¥ 9,000,000	¥ 9,000,000

[1]	These loans were renewed upon maturity.